PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 2,006,996	$ 2,993,285	$ 7,235,797
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	2,300,000
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	2,000,000.0	2,500,000	3,500,000
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 0	$ 500,000	$ 3,700,000